UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value

Aerospace and defense (0.2%)

Vectrus, Inc.(NON)	16,088	$359,567

		359,567
Air freight and logistics (0.9%)

Atlas Air Worldwide Holdings, Inc.(NON)	12,500	693,125

Park-Ohio Holdings Corp.	21,685	779,576

		1,472,701
Airlines (1.0%)

SkyWest, Inc.	23,800	815,150

Spirit Airlines, Inc.(NON)	17,300	918,111

		1,733,261
Auto components (2.6%)

Dana, Inc.	47,100	909,501

Goodyear Tire & Rubber Co. (The)	24,200	871,200

Horizon Global Corp.(NON)	42,701	592,690

Modine Manufacturing Co.(NON)	82,500	1,006,500

Stoneridge, Inc.(NON)	55,354	1,004,122

		4,384,013
Banks (19.5%)

Berkshire Hills Bancorp, Inc.	31,500	1,135,575

Camden National Corp.	26,351	1,160,498

Chemical Financial Corp.	18,993	971,492

Civista Bancshares, Inc.	42,512	942,066

First Bancorp	34,500	1,010,505

First Busey Corp.	33,400	981,960

First Connecticut Bancorp, Inc.	33,400	828,320

First Financial Bancorp	34,300	941,535

First Internet Bancorp	33,689	993,826

First Merchants Corp.	37,500	1,474,500

First Midwest Ban Corp., Inc./IL	44,300	1,049,024

Franklin Financial Network, Inc.(NON)	24,547	951,196

Fulton Financial Corp.	60,200	1,074,570

Hanmi Financial Corp.	33,200	1,020,900

Heartland Financial USA, Inc.	19,700	984,015

IBERIABANK Corp.	12,841	1,015,723

Independent Bank Group, Inc.	15,600	1,003,080

Investors Bancorp, Inc.	59,800	859,924

Lakeland Financial Corp.	15,000	646,800

MidWestOne Financial Group, Inc.	12,923	443,130

Old National Bancorp	68,500	1,188,475

Pacific Premier Bancorp, Inc.(NON)	27,500	1,060,125

Peoples Bancorp, Inc.	34,400	1,089,104

Popular, Inc. (Puerto Rico)	28,620	1,165,693

Preferred Bank	22,200	1,191,252

Southside Bancshares, Inc.	20,515	688,689

Sterling Bancorp	52,900	1,253,730

Tristate Capital Holdings, Inc.(NON)	45,513	1,062,729

United Community Banks, Inc./GA	28,900	800,241

Univest Corp of Pennsylvania	33,200	859,880

Washington Trust Bancorp, Inc.	14,000	690,200

Western Alliance Bancorp(NON)	18,000	883,620

Wintrust Financial Corp.	15,200	1,050,624

		32,473,001
Beverages (0.5%)

Cott Corp. (Canada)(S)	63,569	785,713

		785,713
Biotechnology (1.4%)

Conatus Pharmaceuticals, Inc.(NON)(S)	103,800	598,926

Eagle Pharmaceuticals, Inc.(NON)(S)	10,800	895,752

Emergent BioSolutions, Inc.(NON)	27,597	801,417

		2,296,095
Building products (1.4%)

Continental Building Products, Inc.(NON)	32,642	799,729

NCI Building Systems, Inc.(NON)	50,072	858,735

Ply Gem Holdings, Inc.(NON)	36,100	711,170

		2,369,634
Capital markets (0.5%)

Hamilton Lane, Inc. Class A(NON)	5,948	111,049

OM Asset Management PLC (United Kingdom)	44,705	675,940

		786,989
Chemicals (2.3%)

American Vanguard Corp.	49,900	828,340

Ferro Corp.(NON)	60,300	915,957

Innophos Holdings, Inc.	17,600	949,872

Kraton Corp.(NON)	16,600	513,272

Minerals Technologies, Inc.	8,295	635,397

		3,842,838
Commercial services and supplies (1.1%)

ACCO Brands Corp.(NON)	87,000	1,144,050

Ennis, Inc.	40,506	688,602

		1,832,652
Construction and engineering (2.9%)

Dycom Industries, Inc.(NON)(S)	8,800	817,960

Granite Construction, Inc.	16,600	833,154

MasTec, Inc.(NON)	27,500	1,101,375

Orion Group Holdings, Inc.(NON)	126,100	941,967

Quanta Services, Inc.(NON)	28,600	1,061,346

		4,755,802
Construction materials (0.5%)

Summit Materials, Inc. Class A(NON)	31,293	773,250

		773,250
Consumer finance (1.0%)

Encore Capital Group, Inc.(NON)(S)	36,100	1,111,880

EZCORP, Inc. Class A(NON)	76,600	624,290

		1,736,170
Containers and packaging (0.6%)

Greif, Inc. Class A	16,900	931,021

		931,021
Diversified consumer services (1.1%)

Carriage Services, Inc.	31,800	862,416

DeVry Education Group, Inc.(S)	29,600	1,049,320

		1,911,736
Diversified financial services (0.5%)

Capitol Acquisition Corp. III(NON)	78,400	827,120

		827,120
Electric utilities (2.8%)

ALLETE, Inc.	18,000	1,218,780

IDACORP, Inc.	18,400	1,526,464

PNM Resources, Inc.	25,800	954,600

Portland General Electric Co.	23,200	1,030,544

		4,730,388
Electrical equipment (0.5%)

General Cable Corp.	47,100	845,445

		845,445
Electronic equipment, instruments, and components (3.4%)

Anixter International, Inc.(NON)	10,800	856,440

Belden, Inc.	10,600	733,414

Control4 Corp.(NON)	91,300	1,441,627

Jabil Circuit, Inc.	42,000	1,214,640

Orbotech, Ltd. (Israel)(NON)	43,600	1,406,100

		5,652,221
Energy equipment and services (1.0%)

Independence Contract Drilling, Inc.(NON)	61,956	341,378

Patterson-UTI Energy, Inc.	56,700	1,376,109

		1,717,487
Equity real estate investment trusts (REITs) (7.1%)

American Assets Trust, Inc.	24,620	1,030,101

Apartment Investment & Management Co. Class A	17,100	758,385

CBL & Associates Properties, Inc.(S)	79,600	759,384

Clipper Realty, Inc.(NON)	15,322	196,428

Education Realty Trust, Inc.	16,701	682,236

EPR Properties	11,400	839,382

Equity Commonwealth(NON)	35,500	1,108,310

iStar, Inc.(NON)	90,200	1,064,360

LTC Properties, Inc.	18,100	866,990

Paramount Group, Inc.	45,400	735,934

Rayonier, Inc.	46,500	1,317,810

Summit Hotel Properties, Inc.	101,610	1,623,728

Tanger Factory Outlet Centers, Inc.(S)	22,500	737,325

		11,720,373
Food and staples retail (0.8%)

SpartanNash Co.	24,740	865,653

SUPERVALU, Inc.(NON)	117,100	452,006

		1,317,659
Food products (1.0%)

Nomad Foods, Ltd. (United Kingdom)(NON)	61,300	701,885

Sanderson Farms, Inc.(S)	8,900	924,176

		1,626,061
Gas utilities (0.8%)

Southwest Gas Corp.	15,631	1,295,966

		1,295,966
Health-care providers and services (2.4%)

AAC Holdings, Inc.(NON)	14,412	122,934

AMN Healthcare Services, Inc.(NON)	26,400	1,071,840

Ensign Group, Inc. (The)	50,889	956,713

Fulgent Genetics, Inc.(NON)	78,163	853,540

HealthSouth Corp.	23,700	1,014,597

		4,019,624
Hotels, restaurants, and leisure (2.1%)

Bloomin' Brands, Inc.	35,200	694,496

Del Taco Restaurants, Inc.(NON)	73,529	974,995

Marriott Vacations Worldwide Corp.(S)	10,200	1,019,286

Penn National Gaming, Inc.(NON)	47,312	871,960

		3,560,737
Household durables (0.7%)

Century Communities, Inc.(NON)	44,900	1,140,460

		1,140,460
Independent power and renewable electricity producers (0.2%)

Dynegy, Inc.(NON)(S)	45,700	359,202

		359,202
Insurance (5.8%)

American Financial Group, Inc.	12,743	1,215,937

AMERISAFE, Inc.	15,100	979,990

CNO Financial Group, Inc.	35,900	735,950

Employers Holdings, Inc.	27,200	1,032,240

Hanover Insurance Group, Inc. (The)	9,500	855,570

James River Group Holdings, Ltd. (Bermuda)	20,300	870,058

Maiden Holdings, Ltd. (Bermuda)	47,500	665,000

National General Holdings Corp.	29,100	691,416

Reinsurance Group of America, Inc.	10,673	1,355,258

Validus Holdings, Ltd.	20,714	1,168,062

		9,569,481
Internet and direct marketing retail (0.2%)

FTD Cos., Inc.(NON)	14,300	288,002

		288,002
Internet software and services (1.5%)

GTT Communications, Inc.(NON)	41,100	1,000,785

J2 Cloud Services, LLC(S)	16,800	1,409,688

		2,410,473
IT Services (1.2%)

Convergys Corp.	29,800	630,270

Everi Holdings, Inc.(NON)	159,300	763,047

Virtusa Corp.(NON)	20,900	631,598

		2,024,915
Leisure products (0.7%)

Brunswick Corp.	17,800	1,089,360

		1,089,360
Life sciences tools and services (1.1%)

Enzo Biochem, Inc.(NON)	128,515	1,075,671

VWR Corp.(NON)	25,796	727,447

		1,803,118
Machinery (1.0%)

EnPro Industries, Inc.	12,400	882,384

Kadant, Inc.	12,100	718,135

		1,600,519
Media (0.9%)

Live Nation Entertainment, Inc.(NON)	27,900	847,323

Madison Square Garden Co. (The) Class A(NON)	3,466	692,195

		1,539,518
Metals and mining (0.6%)

Ferroglobe PLC (United Kingdom)	96,740	999,324

Ferroglobe Representation & Warranty Insurance Trust(F)(NON)	102,740	—

		999,324
Mortgage real estate investment trusts (REITs) (1.0%)

Cherry Hill Mortgage Investment Corp.	23,055	394,010

Redwood Trust, Inc.	74,900	1,244,089

		1,638,099
Multi-utilities (0.5%)

Avista Corp.	20,131	786,116

		786,116
Oil, gas, and consumable fuels (3.9%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	84,617	1,019,635

Callon Petroleum Co.(NON)	71,269	937,900

Energen Corp.(NON)	28,693	1,562,047

Gulfport Energy Corp.(NON)	36,500	627,435

PBF Energy, Inc. Class A(S)	38,300	849,111

PDC Energy, Inc.(NON)	15,100	941,485

Ring Energy, Inc.(NON)	53,117	574,726

		6,512,339
Personal products (0.5%)

Edgewell Personal Care Co.(NON)	11,100	811,854

		811,854
Pharmaceuticals (0.4%)

Sucampo Pharmaceuticals, Inc. Class A(NON)	62,800	690,800

		690,800
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	17,725	1,053,751

		1,053,751
Road and rail (1.6%)

Marten Transport, Ltd.	34,500	809,025

Saia, Inc.(NON)	22,400	992,320

YRC Worldwide, Inc.(NON)	84,200	927,042

		2,728,387
Semiconductors and semiconductor equipment (5.5%)

Advanced Energy Industries, Inc.(NON)	9,300	637,608

FormFactor, Inc.(NON)	96,900	1,148,265

Ichor Holdings, Ltd.(NON)	53,731	1,065,486

MaxLinear, Inc. Class A(NON)	42,500	1,192,125

Silicon Motion Technology Corp. ADR (Taiwan)(S)	23,500	1,098,625

Teradyne, Inc.	41,700	1,296,870

Tower Semiconductor, Ltd. (Israel)(NON)(S)	69,300	1,597,365

Xperi Corp.	31,400	1,066,030

		9,102,374
Specialty retail (0.3%)

Tailored Brands, Inc.(S)	30,500	455,670

		455,670
Technology hardware, storage, and peripherals (1.4%)

BancTec, Inc. 144A CVR(F)	152,299	—

NCR Corp.(NON)	26,600	1,215,088

Super Micro Computer, Inc.(NON)	44,000	1,115,400

		2,330,488
Textiles, apparel, and luxury goods (0.4%)

Perry Ellis International, Inc.(NON)	30,000	644,400

		644,400
Thrifts and mortgage finance (4.9%)

Astoria Financial Corp.	31,700	650,167

BofI Holding, Inc.(NON)(S)	33,000	862,290

First Defiance Financial Corp.	21,400	1,059,514

Meta Financial Group, Inc.	14,194	1,256,169

NMI Holdings, Inc. Class A(NON)	76,600	873,240

Provident Financial Services, Inc.	25,900	669,515

Walker & Dunlop, Inc.(NON)	26,021	1,084,815

Washington Federal, Inc.	23,800	787,780

WSFS Financial Corp.	18,500	850,070

		8,093,560
Trading companies and distributors (0.6%)

BMC Stock Holdings, Inc.(NON)	45,200	1,021,520

		1,021,520

Total common stocks (cost $121,108,970)		$158,451,254

INVESTMENT COMPANIES (2.9%)(a)
	Shares	Value

Hercules Capital, Inc.	53,482	$809,183

Medley Capital Corp.	155,400	1,195,026

Solar Capital, Ltd.	46,635	1,054,417

TCP Capital Corp.	59,252	1,032,170

TriplePoint Venture Growth BDC Corp.(S)	57,547	802,205

Total investment companies (cost $4,314,087)		$4,893,001

SHORT-TERM INVESTMENTS (8.8%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	14,160,280	$14,160,280

Putnam Short Term Investment Fund 0.87%(AFF)	435,766	435,766

Total short-term investments (cost $14,596,046)		$14,596,046

TOTAL INVESTMENTS

Total investments (cost $140,019,103)(b)		$177,940,301

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $166,122,570.
(b)	The aggregate identified cost on a tax basis is $140,566,249, resulting in gross unrealized appreciation and depreciation of $41,683,310 and $4,309,258, respectively, or net unrealized appreciation of $37,374,052.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$14,968,800	$20,975,882	$21,784,402	$28,976	$14,160,280
	Putnam Short Term Investment Fund**	5,882,664	13,809,158	19,256,056	10,092	435,766
	Totals	$20,851,464	$34,785,040	$41,040,458	$39,068	$14,596,046
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $14,160,280, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,799,139.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$15,013,896	$—	$—
Consumer staples	4,541,287	—	—
Energy	8,229,826	—	—
Financials	55,124,420	—	—
Health care	8,809,637	—	—
Industrials	18,719,488	—	—
Information technology	21,520,471	—	—**
Materials	6,546,433	—	—
Real estate	12,774,124	—	—
Utilities	7,171,672	—	—
Total common stocks	158,451,254	—	—
Investment companies	4,893,001	—	—
Short-term investments	435,766	14,160,280	—

Totals by level	$163,780,021	$14,160,280	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017